UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22380

Investment Company Act File Number

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

March 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Bond and Option Strategies Fund

March 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 80.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.4%
Vermont Municipal Bond Bank, 4.00%, 12/1/17(1)	$2,515	$2,731,517
Vermont Municipal Bond Bank, 5.00%, 12/1/19	705	825,040

		$3,556,557

Education — 4.0%
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 10/15/20	$2,000	$2,386,160
New York State Dormitory Authority, 5.00%, 7/1/21	1,000	1,194,890
University of Virginia, 5.00%, 8/1/21(2)	2,000	2,426,900

		$6,007,950

Electric Utilities — 0.8%
North Carolina Municipal Power Agency No.1, (Catawba Electric), 5.00%, 1/1/20	$1,000	$1,159,370

		$1,159,370

Escrowed/Prerefunded — 3.9%
Maryland, Prerefunded to 8/1/19, 5.00%, 8/1/20	$5,000	$5,804,800

		$5,804,800

General Obligations — 43.9%
Arkansas, 5.00%, 6/15/21	$5,000	$6,037,400
Beaufort County, SC, School District, 5.00%, 3/1/19	5,370	6,161,860
Bedford, MA, 4.00%, 8/15/16	1,380	1,446,889
Birdville, TX, Independent School District, (PSF Guaranteed), 0.00%, 2/15/19	635	605,244
Carrollton, TX, 3.00%, 8/15/15	100	101,062
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/17	2,010	2,200,769
Florida Board of Education, Full Faith and Credit, Capital Outlay, 5.00%, 6/1/22	3,050	3,604,703
Georgia, 5.00%, 7/1/17	600	659,052
Georgia, 5.00%, 7/1/19	3,070	3,561,599
Hopkinton, MA, 4.00%, 7/15/16	240	250,874
Liberty Hill, TX, Independent School District, (PSF Guaranteed), 0.00%, 8/1/21	315	282,713
Massachusetts, 5.50%, 10/1/15	400	410,824
New Hampshire, 5.00%, 12/1/23	3,300	4,131,237
New York, 5.00%, 4/15/15	500	500,955
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 7/1/18	5,000	5,655,100
Pennsylvania Economic Development Financing Authority, (Unemployment Compensation Revenue), 5.00%, 1/1/20	875	1,017,879
Richardson, TX, 5.00%, 2/15/18	2,890	3,224,546
Saint Tammany, LA, Parish Wide School District No. 12, 4.00%, 3/1/21	1,070	1,207,784
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/22(2)	2,150	2,564,413
Texas Public Finance Authority, 5.00%, 10/1/20	2,500	2,977,725
Utah, Series 2011A, 5.00%, 7/1/19(1)	3,300	3,835,887
Wake County, NC, 5.00%, 3/1/21	2,000	2,405,240
Washington, 5.00%, 8/1/21	5,000	5,996,900
Washington Suburban Sanitary District, MD, (Montgomery and Prince George’s Counties), 5.00%, 6/1/20	2,500	2,961,775
Wisconsin, 5.00%, 5/1/20	2,255	2,653,616
Wisconsin, 5.00%, 5/1/21	1,000	1,197,220

		$65,653,266

Hospital — 5.0%
Allen County, OH, Hospital Facilities, (Catholic Health Partners), 5.00%, 9/1/20	$6,500	$7,520,175

		$7,520,175

Security	Principal Amount (000’s omitted)	Value
Lease Revenue/Certificates of Participation — 4.3%
California Public Works Board, 5.00%, 9/1/20	$4,470	$5,287,742
Orange County, FL, School Board, 5.00%, 8/1/16	500	530,700
Orange County, FL, School Board, 5.00%, 8/1/19	500	578,225

		$6,396,667

Other Revenue — 2.1%
Texas Public Finance Authority, (Unemployment Compensation), 4.00%, 1/1/18	$3,000	$3,137,040

		$3,137,040

Special Tax Revenue — 0.9%
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/19	$1,160	$1,327,887

		$1,327,887

Transportation — 8.6%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/21	$1,350	$1,651,414
New York State Thruway Authority, 5.00%, 4/1/18(1)	10,000	11,187,200

		$12,838,614

Water and Sewer — 4.8%
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/22	$2,985	$3,425,049
Massachusetts Water Pollution Abatement Trust, 4.00%, 8/1/17	1,860	2,005,526
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/21	1,415	1,699,401

		$7,129,976

Total Tax-Exempt Municipal Securities — 80.7% (identified cost $116,308,931)		$120,532,302

Taxable Municipal Securities — 11.7%

Security	Principal Amount (000’s omitted)	Value
Education — 5.4%
University of California, 3.154%, 5/15/21	$2,395	$2,574,362
University of North Carolina at Chapel Hill, 0.759%, 12/1/16	1,255	1,257,949
University of North Carolina at Chapel Hill, 1.317%, 12/1/17	950	957,467
University of North Carolina at Chapel Hill, 1.798%, 12/1/18	1,540	1,578,423
University of North Carolina at Chapel Hill, 2.098%, 12/1/19	1,135	1,165,282
University of North Carolina at Chapel Hill, 2.355%, 12/1/20	500	517,960

		$8,051,443

General Obligations — 5.4%
Los Angeles, CA, Community College District, 1.758%, 8/1/18	$1,940	$1,977,558
Olentangy, OH, Local School District, 5.00%, 12/1/18	1,000	1,131,000
Olentangy, OH, Local School District, 5.00%, 12/1/19	1,200	1,383,000
Texas, 1.666%, 10/1/18	3,500	3,560,550

		$8,052,108

Transportation — 0.9%
Port Authority of New York & New Jersey, 1.40%, 12/1/18	$1,425	$1,416,963

		$1,416,963

Total Taxable Municipal Securities — 11.7% (identified cost $17,160,210)		$17,520,514

Call Options Purchased — 0.0%(3)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	118	$2,230	4/2/15	$295
S&P 500 Index	120	2,210	4/10/15	1,200
S&P 500 Index	118	2,250	4/17/15	1,180
S&P 500 Index	120	2,205	4/24/15	2,400
S&P 500 Index FLEX	119	2,220	4/6/15	0
S&P 500 Index FLEX	121	2,200	4/8/15	1
S&P 500 Index FLEX	120	2,225	4/13/15	8
S&P 500 Index FLEX	121	2,215	4/15/15	50
S&P 500 Index FLEX	116	2,250	4/20/15	46
S&P 500 Index FLEX	119	2,225	4/22/15	270
S&P 500 Index FLEX	118	2,225	4/27/15	745

Total Call Options Purchased (identified cost $47,490)				$6,195

Put Options Purchased — 0.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	118	$1,890	4/2/15	$885
S&P 500 Index	120	1,860	4/10/15	4,200
S&P 500 Index	118	1,915	4/17/15	17,995
S&P 500 Index	120	1,855	4/24/15	17,100
S&P 500 Index FLEX	119	1,865	4/6/15	14
S&P 500 Index FLEX	121	1,835	4/8/15	28
S&P 500 Index FLEX	120	1,875	4/13/15	2,284
S&P 500 Index FLEX	121	1,870	4/15/15	3,543
S&P 500 Index FLEX	116	1,910	4/20/15	20,737
S&P 500 Index FLEX	119	1,895	4/22/15	20,549
S&P 500 Index FLEX	118	1,880	4/27/15	26,714

Total Put Options Purchased (identified cost $319,285)				$114,049

Short-Term Investments — 10.8%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(4)			$16,063	$16,063,018

Total Short-Term Investments — 10.8% (identified cost $16,063,018)				$16,063,018

Total Investments — 103.3% (identified cost $149,898,934)				$154,236,078

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	118	$2,130	4/2/15	$(295)
S&P 500 Index	120	2,110	4/10/15	(31,200)
S&P 500 Index	118	2,145	4/17/15	(8,555)
S&P 500 Index	120	2,105	4/24/15	(111,600)
S&P 500 Index FLEX	119	2,120	4/6/15	(5,515)
S&P 500 Index FLEX	121	2,100	4/8/15	(44,981)
S&P 500 Index FLEX	120	2,125	4/13/15	(23,146)
S&P 500 Index FLEX	121	2,115	4/15/15	(51,045)
S&P 500 Index FLEX	116	2,145	4/20/15	(17,854)
S&P 500 Index FLEX	119	2,125	4/22/15	(56,604)
S&P 500 Index FLEX	118	2,125	4/27/15	(74,538)

Total Call Options Written — (0.3)% (premiums received $1,046,360)				$(425,333)

Put Options Written — (0.4)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	118	$1,990	4/2/15	$(2,065)
S&P 500 Index	120	1,960	4/10/15	(20,400)
S&P 500 Index	118	2,020	4/17/15	(118,590)
S&P 500 Index	120	1,955	4/24/15	(70,800)
S&P 500 Index FLEX	119	1,965	4/6/15	(3,356)
S&P 500 Index FLEX	121	1,935	4/8/15	(2,825)
S&P 500 Index FLEX	120	1,975	4/13/15	(32,456)
S&P 500 Index FLEX	121	1,970	4/15/15	(38,316)
S&P 500 Index FLEX	116	2,015	4/20/15	(125,709)
S&P 500 Index FLEX	119	1,995	4/22/15	(105,714)
S&P 500 Index FLEX	118	1,980	4/27/15	(110,908)

Total Put Options Written — (0.4)% (premiums received $1,051,840)				$(631,139)

Other Assets, Less Liabilities — (2.6)%	$(3,806,176)

Net Assets — 100.0%	$149,373,430

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PSF	-	Permanent School Fund

At March 31, 2015, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	10.5%
Others, representing less than 10% individually	81.9%

(1)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2015 was $3,158.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$149,361,882

Gross unrealized appreciation	$5,137,569
Gross unrealized depreciation	(263,373)

Net unrealized appreciation	$4,874,196

Written options activity for the fiscal year to date ended March 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	2,790	$2,314,180
Options written	9,132	8,009,173
Options terminated in closing purchase transactions	(986)	(965,591)
Options expired	(8,316)	(7,259,562)

Outstanding, end of period	2,620	$2,098,200

At March 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at March 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$120,244	$—
Written options	—	(1,056,472)

Total	$120,244	$(1,056,472)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$120,532,302	$—	$120,532,302
Taxable Municipal Securities	—	17,520,514	—	17,520,514
Call Options Purchased	5,075	1,120	—	6,195
Put Options Purchased	40,180	73,869	—	114,049
Short-Term Investments	—	16,063,018	—	16,063,018
Total Investments	$45,255	$154,190,823	$—	$154,236,078

Liability Description
Call Options Written	$(151,650)	$(273,683)	$—	$(425,333)
Put Options Written	(211,855)	(419,284)	—	(631,139)
Total	$(363,505)	$(692,967)	$—	$(1,056,472)

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At March 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Bond and Option Strategies Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 22, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 22, 2015